Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions			3 Months Ended		12 Months Ended
	Jul. 29, 2024 USD ($)	Feb. 23, 2024 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2024 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments			$ 55	$ 146
Number of underwritten public offering shares | shares							1,265,000
Number of shares exercise by underwriter of over allotment option | shares							165,000
Public offering price for each common share | $ / shares								$ 1
Number of common shares sold/issued | shares								629,240
Proceeds from sale of common shares							$ 1,800
Common Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares					5,893,768	5,893,768
Convertible debentures					$ 3.0
Debt conversion principal debt amount					$ 3.0
At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares sold/issued | shares					13,315,850
Proceeds from sale of common shares						$ 12,200
At The Market Equity Offering Facility | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price	$ 8.8	$ 60.0